Award Timing Disclosure	12 Months Ended
Dec. 28, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Timing of Equity Awards
Our executive compensation program for fiscal 2024 did not include awards of stock options, and we currently have no policy, program, practice, or plan pertaining to the timing of stock option grants with respect to the release of material non-public
information. We also have not timed the release of
material non-public
information for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false